Accrued Expenses	12 Months Ended
Dec. 31, 2016
Payables And Accruals [Abstract]
Accrued Expenses

(11) Accrued Expenses

Accrued expenses at December 31, 2016 and 2015 consisted of the following:

	2016	2015
Accrued compensation	$3,049	$1,608
Direct container expense	2,014	1,040
Interest payable	3,402	2,844
Other	1,256	1,324
Total accrued expenses	$9,721	$6,816